REVENUE	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

12. REVENUE

During the fiscal year ended June 30, 2024 and June 30, 2023, the Company earned revenue of $50,674 and $107,760, respectively. Of this revenue, $17,655 was recognized from rental income, while $33,019 was earned from commissions and other services.